Accounts Receivable, Net (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Accounts receivable, Net [Abstract]
Doubtful accounts recovery for accounts receivable	$ 1,087	$ 124	$ 27,696